NOTES PAYABLE (Details 6) - Convertible Debt [Member]	12 Months Ended
Mar. 31, 2019 USD ($)
At Issuance	$ 2,104,418
Fair value adjustment	(337,923)
Balance allocated to equity on conversion	(1,766,495)
Ending balance at March 31, 2019	0
Beneficial conversion [Member]
At Issuance	406,744
Fair value adjustment	(406,744)
Balance allocated to equity on conversion	0
Ending balance at March 31, 2019	0
Anti-dilution [Member]
At Issuance	1,697,674
Fair value adjustment	68,821
Balance allocated to equity on conversion	(1,766,495)
Ending balance at March 31, 2019	$ 0